Cash flow information - Non-cash transactions (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Cash flow information
Capital injection in a subsidiary by way of capitalization of other payables		¥ 24,259,000
Waived liabilities in a subsidiary recognized as addition of additional paid-in capital and non-controlling interests		¥ 19,270,000
Redeemable shares with other preferential rights, amount	¥ 3,963,843,000